Investments (Distribution Across Property Type And Geographic Region For Commercial Mortgage Loans) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 6,140	$ 6,772
Unamortized balance of loan origination fees and costs	3	5
% of total	100.00%	100.00%
Allowance for losses	(51)	(59)	(48)	(23)
Total	6,092	6,718
Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,898	1,974
% of total	31.00%	29.00%
Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,707	1,788
% of total	28.00%	26.00%
Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,590	1,850
% of total	26.00%	27.00%
Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	641	725
% of total	10.00%	11.00%
Mixed Use/Other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	304	435
% of total	5.00%	7.00%
Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	6,140	6,772
Unamortized balance of loan origination fees and costs	3	5
% of total	100.00%	100.00%
Allowance for losses	(51)	(59)
Total	6,092	6,718
Commercial Mortgage Loan | South Atlantic
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,631	1,583
% of total	27.00%	23.00%
Commercial Mortgage Loan | Pacific
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,539	1,769
% of total	25.00%	26.00%
Commercial Mortgage Loan | Middle Atlantic
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	734	937
% of total	12.00%	14.00%
Commercial Mortgage Loan | East North Central
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	557	612
% of total	9.00%	9.00%
Commercial Mortgage Loan | Mountain
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	497	540
% of total	8.00%	8.00%
Commercial Mortgage Loan | New England
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	388	482
% of total	6.00%	7.00%
Commercial Mortgage Loan | West North Central
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	337	369
% of total	5.00%	6.00%
Commercial Mortgage Loan | West South Central
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	298	297
% of total	5.00%	4.00%
Commercial Mortgage Loan | East South Central
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 159	$ 183
% of total	3.00%	3.00%